Member's Contributions	12 Months Ended
Sep. 30, 2012
Members Contributions
Member's Contributions

NOTE – 11	MEMBER’S CONTRIBUTIONS

The Company’s President made contributions to the Company over time since inception. As of September 30, 2012 and 2011, the balance of member’s contributions was $2,754,887 and $2,451,549, respectively, comprised of the following:

	9/30/2012	9/31/2011

Verity Farms	$573,300	$573,300
Verity Grains	148,500	223,500
Verity Meats	1,654,749	1,654,749
Verity Water	378,338	0
Total	$2,754,887	$2,451,549